Convertible Debt (Details) - Schedule of Debt Discounts - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Schedule of Debt Discounts [Abstract]
Debt discount	$ 234,777		$ 234,777		$ 0
Accumulated amortization of debt discount	(65,741)	$ 0	(118,314)	$ 0	0	$ 0
Debt discount - net	$ 116,463		$ 116,463		$ 0